DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Payroll and Social Security Taxes Payable (Details) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current [Abstract]
Vacation benefit payable	$ 673,531	$ 416,382
Annual bonus payable	297,999	279,825
Social security taxes payable	174,886	178,265
UT	1,572	8,333
Total	1,147,988	882,805
Non Current [Abstract]
Vacation benefit payable	0	0
Annual bonus payable	0	0
Social security taxes payable	0	0
Total	$ 0	$ 0